UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 6/30/2008
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
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Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
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Title: Executive Vice President
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Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
Jul7 17, 2008

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     37
                                             --
Form 13F Information Table Value Total:    $1,950,412 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                         FORM 13F
                                                    As of: 06/30/2008
                                             Name of Reporting Stralen & Company

ITEM 1:                   ITEM 2:       ITEM 3:   ITEM 4:       ITEM 5:              ITEM 6:           ITEM 7        ITEM 8
                                                                                     INVESTMENT
                                                                                     DISCRETION                       VOTING
                          TITLE                  FAIR                        (a)     (b)        (c)               AUTORITY (SHARES)
                           OF                    MARKET SHARES OR  SH/PUT/         SHARED-AS   SHARED- OTHER     (a)    (b)    (c)
NAME OF ISSUER            CLASS       CUSIP NO.  VALUE  PRINCIPAL  PRN/CALL  SOLE  DEFINED IN  OTHER  MANAGERS   SOLE  SHARED  NONE
                                                ("000"                              Inst. V           Inst. V
                                                omitted)
ABBOTT LABS            Common Stocks  002824100  52,930   999,240          999,240     0          0            946,940   0    52,300
APPLERA CORP
  APPLIED BIOS         Common Stocks  038020103     201     6,000            6,000     0          0              6,000   0         0
AT & T INC             Common Stocks  00206R102   1,930    57,296           57,296     0          0             29,196   0    28,100
AVON PRODUCTS          Common Stocks  054303102  65,400 1,815,650        1,815,650     0          0          1,716,650   0    99,000
BERKSHIRE HATHAWAY/B   Common Stocks  084670207     602       150              150     0          0                150   0         0
CATERPILLAR INC        Common Stocks  149123101  69,372   939,750          939,750     0          0            890,250   0    49,500
CHEVRON CORPORATION    Common Stocks  166764100  85,310   860,591          860,591     0          0            814,991   0    45,600
CISCO SYSTEMS          Common Stocks  17275R102  48,836 2,099,586        2,099,586     0          0          1,994,386   0   105,200
CONSOL EDISON          Common Stocks  209115104  62,447 1,597,516        1,597,516     0          0          1,508,050   0    89,466
DANAHER CORP           Common Stocks  235851102  69,873   903,914          903,914     0          0            858,014   0    45,900
DEVON ENERGY CORP      Common Stocks  25179M103  98,184   817,110          817,110     0          0            776,710   0    40,400
DOW CHEMICAL COMPANY   Common Stocks  260543103  66,722 1,911,250        1,911,250     0          0          1,810,250   0   101,000
DUKE ENERGY CORP       Common Stocks  26441C105  66,698 3,837,650        3,837,650     0          0          3,631,950   0   205,700
EASTMAN
  CHEMICAL COMPANY     Common Stocks  277432100  74,500 1,081,900        1,081,900     0          0          1,023,200   0    58,700
EMERSON ELECTRIC CO    Common Stocks  291011104  68,874 1,392,805        1,392,805     0          0          1,321,105   0    71,700
GENERAL ELECTRIC       Common Stocks  369604103     244     9,153            9,153     0          0              9,153   0         0
HEWLETT-PACKARD        Common Stocks  428236103  48,166 1,089,475        1,089,475     0          0          1,029,675   0    59,800
INTEL CORPORATION      Common Stocks  458140100  25,600 1,191,819        1,191,819     0          0          1,129,119   0    62,700
INTERNATIONAL BUSINESS
  MACHINES CORP        Common Stocks  459200101  70,952   598,600          598,600     0          0            568,100   0    30,500
L3 COMMUNICATIONS
  HOLDINGS             Common Stocks  502424104  63,820   702,320          702,320     0          0            662,920   0    39,400
LILLY ELI & CO         Common Stocks  532457108  46,395 1,005,100        1,005,100     0          0            949,700   0    55,400
LOEWS CORP             Common Stocks  540424108  73,227 1,561,352        1,561,352     0          0          1,484,052   0    77,300
MCDONALD'S CORP        Common Stocks  580135101  74,053 1,317,196        1,317,196     0          0          1,248,496   0    68,700
MEDTRONIC              Common Stocks  585055106  25,731   497,214          497,214     0          0            470,048   0    27,166
MICROSOFT CORP         Common Stocks  594918104  48,884 1,776,972        1,776,972     0          0          1,681,672   0    95,300
OCCIDENTAL PETR        Common Stocks  674599105 101,115 1,125,245        1,125,245     0          0          1,069,781   0    55,464
PARKER HANNIFIN CORP   Common Stocks  701094104  71,641 1,004,500        1,004,500     0          0            953,300   0    51,200
PFIZER INC             Common Stocks  717081103  72,480 4,148,829        4,148,829     0          0          3,984,963   0   163,866
PROCTER & GAMBLE       Common Stocks  742718109     608    10,000           10,000     0          0             10,000   0         0
PROGRESS ENERGY INC    Common Stocks  743263105  65,339 1,562,016        1,562,016     0          0          1,476,350   0    85,666
SOUTHERN CO            Common Stocks  842587107  68,591 1,964,225        1,964,225     0          0          1,858,375   0   105,850
TEXAS INSTRUMENTS INC  Common Stocks  882508104  24,545   871,633          871,633     0          0            825,433   0    46,200
VERIZON COMMUNICATIONS Common Stocks  92343V104  66,527 1,879,300        1,879,300     0          0          1,776,900   0   102,400
WAL-MART STORES        Common Stocks  931142103     584    10,400           10,400     0          0             10,400   0         0
WHIRLPOOL CORP         Common Stocks  963320106  51,815   839,382          839,382     0          0            783,950   0    55,432
XTO ENERGY INC         Common Stocks  98385X106  95,302 1,391,073        1,391,073     0          0          1,324,048   0    67,025
ZIMMER HOLDINGS INC-W/ICommon Stocks  98956P102  22,912   336,700          336,700     0          0            318,600   0    18,100
                     -
TOTALS                                        1,950,412

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